Fair value of financial instruments	12 Months Ended
Jan. 31, 2014
Fair value of financial instruments [Text Block]

NOTE 14 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At January 31, 2014 and 2013 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. As a result of these provisions, these warrants are not considered indexed to our common stock and are classified as liabilities under ASC 815. We used the following assumptions to estimate the fair value of the warranty liability at January 31, 2014 and 2013:

	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Warrant liability at January 31, 2014	209.37%	0%	2.5	0.69%
Warrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2014	$46,985	-	-	$46,985
Warrant liability at January 31, 2013	$15,112	-	-	$15,112

Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112
Total (gains) or losses	31,873
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2014	$46,985